NOTE 8 - TAXES: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Deferred tax assets:
Net operating losses	$ 24,717	$ 0
Inventory and accounts receivable reserves	0	9,543
Deferred Tax Assets, Gross	24,717	9,543
Deferred tax liability
Inventory and accounts receivable reserves	(2,420)	0
Deferred tax assets (liability) - Net	$ 22,297	$ 9,543